Taxes (Details Narrative) - HCYC Group Company Limited [Member] - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Current Income Tax Expense (Benefit)
HONG KONG
Income Tax Examination, Description	the income tax rate of Hong Kong was 16.5%. Effective from April 1, 2018, a two-tier corporate income tax system was officially implemented in Hong Kong, which is 8.25% for the first HK$2.0 million profits, and 16.5% for the subsequent profits